Segment Information	12 Months Ended
Dec. 31, 2018
Disclosure of entity's operating segments [Abstract]
Segmented Information

26. SEGMENTED INFORMATION
All of the Company’s operations are within the mining sector, conducted through operations in four countries. Due to geographic and political diversity, the Company’s mining operations are decentralized in nature whereby Mine General Managers are responsible for achieving specified business results within a framework of global policies and standards. We have determined that each producing mine and significant development property represents an operating segment. Country corporate offices provide support infrastructure to the mines in addressing local and country issues including financial, human resources, and exploration support. The Company has a separate budgeting process and measures the results of operations and exploration activities independently. Operating results of operating segments are reviewed by the Company’s chief operating decision maker ("CODM") to make decisions about resources to be allocated to the segments and to assess their performance. Segment performance is evaluated by the CODM based on a number of measures including earnings before income taxes.
Significant information relating to the Company’s reportable operating segments is summarized in the table below:

	Year ended December 31, 2018
	Peru		Mexico			Argentina		Bolivia	Canada
	Huaron	Morococha	Dolores	Alamo Dorado	La Colorada	Manantial Espejo	Navidad	San Vicente	Pas Corp	Other	Total
Revenue	$114,739	$117,517	$236,835	$—	$164,050	$90,851	$—	$60,503	$—	$—	$784,495
Depreciation and amortization	$(12,867)	$(15,476)	$(83,621)	$—	$(22,567)	$(6,090)	$(87)	$(6,200)	$(145)	$(236)	$(147,289)
Exploration and project development	$(660)	$(598)	$(1,463)	$—	$(880)	$(843)	$(3,629)	$—	$(1,687)	$(1,378)	$(11,138)
Interest income	$38	$101	$—	$8	$—	$290	$104	$—	$1,138	$265	$1,944
Interest and financing expenses	$(786)	$(582)	$(207)	$(508)	$(477)	$(3,018)	$(97)	$(256)	$(2,170)	$(38)	$(8,139)
(Loss) gain on disposition of assets	$(39)	$7	$(67)	$568	$1	$—	$—	$(513)	$195	$7,821	$7,973
Share of loss from associate and dilution gain	$—	$—	$—	$—	$—	$—	$—	$—	$13,679	$—	$13,679
Loss on derivatives	$—	$—	$—	$—	$—	$—	$—	$—	$(1,078)	$—	$(1,078)
Foreign exchange gains (losses)	$185	$141	$1,407	$(106)	$22	$(6,404)	$(2,448)	$1,021	$(3,235)	$91	$(9,326)
Gain on commodity, fuel swaps and foreign currency contracts	$—	$—	$—	$—	$—	$—	$—	$—	$4,930	$—	$4,930
Impairment charges	$—	$—	$—	$—	$—	$(27,789)	$—	$—	$—	$—	$(27,789)
Earnings (loss) before income taxes	$24,302	$33,204	$(35,648)	$(5,529)	$67,400	$(44,103)	$(6,832)	$10,421	$(22,560)	$12,533	$33,188
Income tax (expense) recovery	$(10,587)	$(12,113)	$24,884	$7,547	$(20,408)	$(89)	$(36)	$(3,747)	$(6,111)	$(487)	$(21,147)
Net earnings (loss) for the year	$13,715	$21,091	$(10,764)	$2,018	$46,992	$(44,192)	$(6,868)	$6,674	$(28,671)	$12,046	$12,041
Capital expenditures	$14,551	$10,370	$59,480	$—	$22,473	$29,881	$39	$6,949	$440	$165	$144,348

	As at December 31, 2018
	Huaron	Morococha	Dolores	Alamo Dorado	La Colorada	Manantial Espejo	Navidad	San Vicente	Pas Corp	Other	Total
Total assets	$119,015	$126,755	$791,485	$12,270	$230,736	$20,839	$193,777	$83,686	$247,792	$111,121	$1,937,476
Total liabilities	$44,055	$40,183	$150,003	$5,856	$56,206	$24,994	$1,546	$38,169	$30,221	$32,894	$424,127

	Year ended December 31, 2017
	Peru		Mexico			Argentina		Bolivia	Canada
	Huaron	Morococha	Dolores	Alamo Dorado	La Colorada	Manantial Espejo	Navidad	San Vicente	Pas Corp	Other	Total
Revenue	$129,085	$120,244	$197,748	$17,958	$171,654	$111,642	$—	$68,497	$—	$—	$816,828
Depreciation and amortization	$(13,464)	$(9,693)	$(67,515)	$(23)	$(19,381)	$(5,236)	$(88)	$(7,181)	$(108)	$(199)	$(122,888)
Exploration and project development	$(1,713)	$(1,629)	$(2,316)	$—	$(2,149)	$(4,588)	$(2,894)	$—	$(2,659)	$(1,807)	$(19,755)
Interest income	$63	$58	$—	$4	$—	$525	$—	$—	$472	$340	$1,462
Interest and financing expenses	$(855)	$(578)	$1,613	$(359)	$(467)	$(2,969)	$(99)	$(232)	$(3,101)	$(138)	$(7,185)
(Loss) gain on disposition of assets	$(154)	$(117)	$(291)	$540	$(319)	$—	$—	$(455)	$361	$626	$191
Share of loss from associate and dilution gain	$—	$—	$—	$—	$—	$—	$—	$—	$2,052	$—	$2,052
Gain on derivatives	$—	$—	$—	$—	$—	$—	$—	$—	$64	$—	$64
Foreign exchange (losses) gains	$(92)	$(38)	$642	$(29)	$(143)	$(1,373)	$(644)	$1,045	$1,493	$962	$1,823
Gain on commodity, fuel swaps and foreign currency contracts	$—	$—	$—	$—	$—	$—	$—	$—	$606	$—	$606
Impairment reversals	$—	$42,112	$—	$—	$—	$—	$—	$—	$—	$19,442	$61,554
Earnings (loss) before income taxes	$36,650	$86,476	$(503)	$(8,474)	$79,307	$(24,404)	$(3,570)	$14,592	$(22,567)	$24,978	$182,485
Income tax (expense) recovery	$(12,818)	$(16,663)	$11,719	$1,033	$(20,843)	$(1,108)	$(85)	$(5,305)	$(6,360)	$(8,604)	$(59,034)
Net earnings (loss) for the year	$23,832	$69,813	$11,216	$(7,441)	$58,464	$(25,512)	$(3,655)	$9,287	$(28,927)	$16,374	$123,451
Capital expenditures	$8,412	$9,283	$85,379	$—	$21,963	$8,590	$27	$8,146	$2	$430	$142,232

	As at December 31, 2017
	Huaron	Morococha	Dolores	Alamo Dorado	La Colorada	Manantial Espejo	Navidad	San Vicente	Pas Corp	Other	Total
Total assets	$116,138	$131,180	$833,397	$17,125	$231,205	$125,088	$194,225	$85,869	$210,286	$48,819	$1,993,332
Total liabilities	$46,184	$36,058	$176,464	$8,163	$65,145	$43,408	$1,296	$30,819	$28,939	$35,805	$472,281

Product Revenue	2018	2017
Refined silver and gold	348,717	345,756
Zinc concentrate	155,412	140,315
Lead concentrate	150,832	161,981
Copper concentrate	86,599	114,564
Silver concentrate	42,935	54,212
Total	784,495	816,828

The Company has 16 customers that account for 100% of the concentrate and silver and gold sales revenue. The Company has 7 customers that accounted for 28%, 14%, 13%, 10%, 8%, 8%, and 5% of total sales in 2018, and 7 customers that accounted for 23%, 16%, 15%, 14%, 8%, 6%, and 5% of total sales in 2017. The loss of certain of these customers or curtailment of purchases by such customers could have a material adverse effect on the Company’s results of operations, financial condition, and cash flows.